Accumulated other comprehensive result. (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated other comprehensive result.
Schedule of accumulated other comprehensive result.

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2023	Ps.	8,160	Ps.	4,785	Ps.	12,945
Movements of the year		2,157		(647)		1,510
Balance as of December 31, 2023		10,317		4,138		14,455
Movements of the year		(10,623)		3,187		(7,436)
Balance as of December 31, 2024		(306)		7,325		7,019
Movements of the year		(16,809)		5,043		(11,766)
Balance as of December 31, 2025	Ps.	(17,115)	Ps.	12,368	Ps.	(4,747)